UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%
Australia – 8.2%
148,672	Ansell Ltd. (Health Care Equipment & Services)	$ 2,067,090
370,579	Computershare Ltd. (Software & Services)	2,972,936
673,158	QR National Ltd. (Transportation)	2,254,216
116,900	Westpac Banking Corp. (Banks)	2,835,423

		10,129,665

China – 0.7%
1,719,000	China Citic Bank Corp. Ltd. Class H (Banks)	862,299

France – 14.2%
27,025	Air Liquide SA (Materials)	3,022,373
100,639	EDF SA (Utilities)	2,084,843
90,850	Safran SA (Capital Goods)	3,074,333
132,750	Societe Generale SA (Banks)*	2,921,963
82,047	Total SA (Energy)	3,780,419
63,653	Vinci SA (Capital Goods)	2,695,520

		17,579,451

Germany – 9.9%
45,450	Bayer AG (Registered) (Pharmaceuticals,
	Biotechnology & Life Sciences)	3,452,042
114,630	Deutsche Bank AG (Registered) (Diversified Financials)	3,480,241
68,281	GEA Group AG (Capital Goods)	1,837,714
44,562	K+S AG (Registered) (Materials)	2,198,442
69,165	ThyssenKrupp AG (Materials)	1,267,960

		12,236,399

Hong Kong – 1.2%
428,928	AIA Group Ltd. (Insurance)	1,498,594

Ireland – 1.7%
71,283	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,056,170

Italy – 2.4%
147,203	Eni SpA (Energy)	3,035,364

Japan – 19.9%
553,000	Isuzu Motors Ltd. (Automobiles & Components)	2,819,236
349,000	Kubota Corp. (Capital Goods)	3,299,553
101,400	LIXIL Group Corp. (Capital Goods)	2,119,191
283,000	Mitsubishi Electric Corp. (Capital Goods)	2,242,585
136,000	Mitsubishi Estate Co. Ltd. (Real Estate)	2,435,848
78,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,375,151
108,700	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	3,440,205
112,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,549,071

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
471,000	Tokyo Gas Co. Ltd. (Utilities)	$ 2,427,759

		24,708,599

Spain – 1.5%
86,444	Amadeus IT Holding SA Class A (Software & Services)	1,866,558

Sweden – 5.9%
78,930	Scania AB Class B (Capital Goods)	1,357,004
103,563	SKF AB Class B (Capital Goods)	2,135,929
412,177	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	3,827,406

		7,320,339

Switzerland – 8.0%
73,417	Aryzta AG (Food, Beverage & Tobacco)*	3,644,277
68,932	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,047,622
212,140	UBS AG (Registered) (Diversified Financials)*	2,231,717

		9,923,616

United Kingdom – 25.1%
104,249	Admiral Group PLC (Insurance)	1,781,920
139,042	BG Group PLC (Energy)	2,737,082
611,000	BP PLC (Energy)	4,057,000
465,517	HSBC Holdings PLC (Banks)	3,888,981
68,421	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	2,655,060
155,351	Inmarsat PLC (Telecommunication Services)	1,194,574
50,293	Reckitt Benckiser Group PLC (Household & Personal Products)	2,759,968
359,804	Reed Elsevier PLC (Media)	3,028,669
75,025	Rio Tinto PLC (Materials)	3,455,043
195,802	Smith & Nephew PLC (Health Care Equipment & Services)	2,004,045
1,249,691	Vodafone Group PLC (Telecommunication Services)	3,576,534

		31,138,876

TOTAL INVESTMENTS – 98.7%		$122,355,930

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		1,657,602

NET ASSETS – 100.0%		$124,013,532

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$131,520,665

Gross unrealized gain	4,704,656
Gross unrealized loss	(13,869,391)

Net unrealized security loss	$(9,164,735)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.0%
Australia – 7.5%
38,221	Ansell Ltd. (Health Care Equipment & Services)	$ 531,413
102,435	Atlas Iron Ltd. (Materials)	183,521
47,195	Bank of Queensland Ltd. (Banks)	377,222
123,055	Boart Longyear Ltd. (Capital Goods)	292,848
24,269	Caltex Australia Ltd. (Energy)	359,257
52,520	Computershare Ltd. (Software & Services)	421,337
206,748	DUET Group (Utilities)	450,728
75,183	Echo Entertainment Group Ltd. (Consumer Services)	329,589
158,791	Evolution Mining Ltd. (Materials)*	256,467
90,542	GPT Group (REIT)	325,738
48,525	Iress Ltd. (Software & Services)	340,774
69,664	Metcash Ltd. (Food & Staples Retailing)	249,199
52,312	Oil Search Ltd. (Energy)	381,762
75,027	PanAust Ltd. (Materials)*	185,592

		4,685,447

Austria – 0.9%
10,021	Andritz AG (Capital Goods)	547,812

Belgium – 1.4%
6,304	Barco NV (Technology Hardware & Equipment)	361,513
12,640	D’ieteren SA NV (Retailing)	524,672

		886,185

Bermuda – 0.8%
72,689	Hiscox Ltd. (Insurance)	502,549

Canada – 10.9%
27,400	Aimia, Inc. (Media)	364,477
24,600	Alamos Gold, Inc. (Materials)	385,613
6,200	AltaGas Ltd. (Energy)	192,890
56,200	Bellatrix Exploration Ltd. (Energy)*	202,305
5,700	Canadian Real Estate Investment Trust (REIT)	239,515
13,000	Canadian Western Bank (Banks)	340,540
113,900	Capstone Mining Corp. (Materials)*	255,547
52,900	Copper Mountain Mining Corp. (Materials)*	170,381
12,700	Dorel Industries, Inc. Class B (Consumer Durables & Apparel)	353,323
22,300	Enerflex Ltd. (Energy)	255,499
11,000	Ensign Energy Services, Inc. (Energy)	162,008
18,200	Evertz Technologies Ltd. (Technology Hardware & Equipment)	229,576
36,000	Gran Tierra Energy, Inc. (Energy)*	164,770
16,700	IAMGOLD Corp. (Materials)	186,508
20,841	Legacy Oil + Gas, Inc. (Energy)*	134,458
15,400	Linamar Corp. (Automobiles & Components)*	310,350
5,289	MacDonald Dettwiler & Associates Ltd. (Software & Services)	289,805

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
23,900	Major Drilling Group International (Materials)	$ 242,372
66,200	MBAC Fertilizer Corp. (Materials)*	184,833
19,300	Norbord, Inc. (Materials)*	268,855
23,700	Progressive Waste Solutions Ltd. (Commercial & Professional Services)	475,016
73,900	Rubicon Minerals Corp. (Materials)*	231,387
7,400	ShawCor Ltd. Class A (Energy)	261,289
162,053	Southern Pacific Resource Corp. (Energy)*	226,230
14,200	Toromont Industries Ltd. (Capital Goods)	295,229
23,700	Westjet Airlines Ltd. Class A (Transportation)	379,777

		6,802,553

China – 1.5%
385,000	Haitian International Holdings Ltd. (Capital Goods)	370,304
32,295	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	251,578
254,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	282,060

		903,942

Finland – 0.7%
10,217	Nokian Renkaat OYJ (Automobiles & Components)	406,821

France – 5.9%
3,531	Arkema SA (Materials)	259,910
5,069	bioMerieux (Health Care Equipment & Services)	431,237
14,624	Cap Gemini SA (Software & Services)	533,623
16,639	Compagnie Generale de Geophysique-Veritas (Energy)*(a)	476,262
9,370	Ingenico (Technology Hardware & Equipment)	501,114
26,159	JCDecaux SA (Media)	528,150
40,481	M6 Metropole Television SA (Media)	560,983
17,382	Nexity SA (Consumer Durables & Apparel)	412,638

		3,703,917

Germany – 5.7%
4,031	Delticom AG (Retailing)	273,444
3,827	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	374,981
12,283	GEA Group AG (Capital Goods)	330,585
33,523	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	243,588
9,805	Kabel Deutschland Holding AG (Media)*	613,524
4,420	Lanxess AG (Materials)	306,442

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
8,533	MTU Aero Engines Holding AG (Capital Goods)	$ 640,252
3,486	Pfeiffer Vacuum Technology AG (Capital Goods)	343,515
1,837	Rational AG (Capital Goods)	419,794

		3,546,125

Hong Kong – 1.1%
222,000	Belle International Holdings Ltd. (Retailing)	407,961
262,000	China Resources Cement Holdings Ltd. (Materials)	137,224
414,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	123,306

		668,491

Ireland – 1.6%
610,407	Kenmare Resources PLC (Materials)*	357,241
14,651	Kerry Group PLC Class A (Food, Beverage & Tobacco)(a)	666,082

		1,023,323

Italy – 1.3%
76,892	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	529,835
93,910	Unione di Banche Italiane ScpA (Banks)	271,978

		801,813

Japan – 18.7%
15,300	Aeon Delight Co. Ltd. (Commercial & Professional Services)	352,565
16,900	Aoyama Trading Co. Ltd. (Retailing)	330,123
9,600	Asahi Co. Ltd. (Retailing)	158,103
23,700	Bit-isle, Inc. (Software & Services)*	195,750
41,200	Citizen Holdings Co. Ltd. (Technology Hardware & Equipment)	227,625
42,300	CMK Corp. (Technology Hardware & Equipment)	148,539
23,600	Eiken Chemical Co. Ltd. (Health Care Equipment & Services)	318,376
19,300	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	294,586
4,800	FP Corp. (Materials)	333,558
22,700	Fuji Seal International, Inc. (Materials)	425,874
69,000	Fukuoka Financial Group, Inc. (Banks)	251,622
6,000	HIS Co. Ltd. (Consumer Services)	207,190
23,800	Hitachi Capital Corp. (Diversified Financials)	431,815
38,000	J. Front Retailing Co. Ltd. (Retailing)	188,282
8,400	Kakaku.com, Inc. (Software & Services)	267,288
16,800	Kyowa Exeo Corp. (Capital Goods)	172,411

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
4,300	Mabuchi Motor Co. Ltd. (Capital Goods)	$ 166,755
126	Message Co. Ltd. (Health Care Equipment & Services)	437,733
25,100	Nichii Gakkan Co. (Health Care Equipment & Services)	234,202
24,500	Nihon Dempa Kogyo Co. Ltd. (Technology Hardware & Equipment)	292,739
12,100	Nihon Kohden Corp. (Health Care Equipment & Services)	393,244
17,000	Nihon Parkerizing Co. Ltd. (Materials)	238,696
71,000	Noritake Co. Ltd. (Capital Goods)	177,896
26,100	OSG Corp. (Capital Goods)	354,036
42,100	Pocket Card Co. Ltd. (Diversified Financials)	178,104
100,000	Press Kogyo Co. Ltd. (Automobiles & Components)	442,182
14,100	Resorttrust, Inc. (Consumer Services)	247,219
61,000	Sankyu, Inc. (Transportation)	228,219
37,000	Seino Holdings Co. Ltd. (Transportation)	249,503
61	So-net Entertainment Corp. (Software & Services)	256,217
9,200	Square Enix Holdings Co. Ltd. (Software & Services)	141,946
3,900	Sysmex Corp. (Health Care Equipment & Services)	169,873
9,800	Taikisha Ltd. (Capital Goods)	213,346
71,000	Taiyo Nippon Sanso Corp. (Materials)	397,313
50,000	The Gunma Bank Ltd. (Banks)	243,086
71,000	The Hachijuni Bank Ltd. (Banks)	376,723
75,000	The Higo Bank Ltd. (Banks)	394,987
79,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	265,541
18,100	Tokyo Derica Co. Ltd. (Retailing)*	219,114
67,000	Tokyo Tatemono Co. Ltd. (Real Estate)*	246,834
54,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	198,616
47,000	Tsubakimoto Chain Co. (Capital Goods)	263,264
18,600	Warabeya Nichiyo Co. Ltd. (Food, Beverage & Tobacco)	322,284

		11,653,379

Luxembourg – 0.7%
281,513	Regus PLC (Commercial & Professional Services)	403,281

Netherlands – 2.7%
12,636	Eurocommercial Properties NV CVA (REIT)	426,493
5,010	Fugro NV CVA (Energy)	327,846
6,011	Koninklijke Vopak NV (Transportation)	380,915
21,671	Royal Imtech NV (Capital Goods)	552,634

		1,687,888

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Papua New Guinea – 0.4%
19,284	New Britain Palm Oil Ltd. (Food, Beverage & Tobacco)	$ 253,213

Singapore – 0.7%
513,000	Mapletree Commercial Trust (REIT)	440,345

South Korea – 5.1%
6,165	ABLE C&C (Household & Personal Products)*	333,982
12,480	Cheil Worldwide, Inc. (Media)	208,507
18,000	Doosan Infracore Co. Ltd. (Capital Goods)*	285,611
9,948	Golfzon Co. Ltd. (Software & Services)	492,509
2,055	Green Cross Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	262,492
21,920	Huchems Fine Chemical Corp. (Materials)	458,891
5,701	Kolon Life Science, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	302,695
7,170	Korean Air Lines Co. Ltd. (Transportation)*	304,210
3,863	Samsung Techwin Co. Ltd. (Semiconductors & Semiconductor Equipment)*	247,280
31,230	Simm Tech Co. Ltd. (Semiconductors & Semiconductor Equipment)*	295,196

		3,191,373

Spain – 1.7%
30,301	Amadeus IT Holding SA Class A (Software & Services)	654,280
9,618	Tecnicas Reunidas SA (Energy)	405,082

		1,059,362

Sweden – 1.4%
18,200	Boliden AB (Materials)	275,937
44,142	Castellum AB (Real Estate)	591,360

		867,297

Switzerland – 6.5%
4,533	Dufry AG (Registered) (Retailing)*	551,946
1,357	Flughafen Zuerich AG (Registered) (Transportation)	489,442
1,647	Geberit AG (Registered) (Capital Goods)*	322,891
241	Lindt & Spruengli AG (Food, Beverage & Tobacco)*	745,768
5,597	Panalpina Welttransport Holding AG (Registered) (Transportation)	536,863
2,361	Partners Group Holding AG (Diversified Financials)	430,702
4,227	Sonova Holding AG (Registered) (Health Care Equipment & Services)	399,032
4,404	Sulzer AG (Registered) (Capital Goods)	568,004

		4,044,648

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 19.8%
47,596	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	$ 301,674
141,300	Aberdeen Asset Management PLC (Diversified Financials)	571,144
16,880	Admiral Group PLC (Insurance)	288,528
99,560	Ashmore Group PLC (Diversified Financials)	503,980
10,913	ASOS PLC (Retailing)*	309,098
88,480	AZ Electronic Materials SA (Materials)	390,355
34,613	Close Brothers Group PLC (Diversified Financials)	403,453
16,749	Croda International PLC (Materials)	616,015
18,470	Derwent London PLC (REIT)	562,910
150,289	GKN PLC (Automobiles & Components)	494,139
80,470	Greene King PLC (Consumer Services)	754,354
46,157	Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	502,656
63,994	Inchcape PLC (Retailing)	376,582
23,250	Intercontinental Hotels Group PLC (Consumer Services)	574,409
43,878	Jardine Lloyd Thompson Group PLC (Insurance)	503,463
353,422	Metric Property Investments PLC (REIT)	470,996
41,952	Pennon Group PLC (Utilities)	504,577
59,291	Persimmon PLC (Consumer Durables & Apparel)	570,598
74,309	Rexam PLC (Materials)	505,052
16,797	Rotork PLC (Capital Goods)	579,821
54,744	Telecity Group PLC (Software & Services)*	734,541
47,952	Travis Perkins PLC (Capital Goods)	755,738
25,857	Victrex PLC (Materials)	513,212
20,813	Virgin Media, Inc. (Media)	569,860

		12,357,155

TOTAL COMMON STOCKS		$60,436,919

Exchange Traded Fund – 0.4%
Israel – 0.4%
7,225	iShares MSCI Israel Capped Index Fund	$ 267,614

TOTAL INVESTMENTS – 97.4%		$60,704,533

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		1,640,514

NET ASSETS – 100.0%		$62,345,047

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Dow Jones STOXX Small 200 Index	48	September 2012	$486,648	$39,047
MSCI Singapore Index	12	August 2012	669,624	4,748

TOTAL				$43,795

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$62,637,903

Gross unrealized gain	3,880,836
Gross unrealized loss	(5,814,206)

Net unrealized security loss	$(1,933,370)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 91.0%
Australia – 2.9%
177,654	QR National Ltd. (Transportation)	$ 594,913
38,700	Westpac Banking Corp. (Banks)	938,673

		1,533,586

Belgium – 1.1%
11,694	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	585,021

Brazil – 0.9%
93,220	Magazine Luiza SA (Retailing)	466,282

China – 0.4%
457,000	China Citic Bank Corp. Ltd. Class H (Banks)	229,244

Czech Republic – 0.7%
10,223	CEZ AS (Utilities)	344,260

Finland – 1.6%
32,385	Fortum OYJ (Utilities)	541,685
6,298	Outotec OYJ (Capital Goods)	287,868

		829,553

France – 11.1%
4,261	Air Liquide SA (Materials)	476,534
4,618	Air Liquide SA — Prime De Fidelite (Materials)*	516,460
10,971	Compagnie Generale de Geophysique-Veritas (Energy)*	314,025
38,042	EDF SA (Utilities)	788,080
5,333	Remy Cointreau SA (Food, Beverage & Tobacco)	629,359
21,801	Safran SA (Capital Goods)	737,738
43,260	Societe Generale SA (Banks)*	952,197
18,094	Total SA (Energy)	833,704
14,810	Vinci SA (Capital Goods)	627,161

		5,875,258

Germany – 5.9%
15,050	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,143,086
27,380	Deutsche Bank AG (Registered) (Diversified Financials)	831,275
16,138	K+S AG (Registered) (Materials)	796,159
19,878	ThyssenKrupp AG (Materials)	364,411

		3,134,931

Hong Kong – 2.1%
96,641	AIA Group Ltd. (Insurance)	337,645
250,000	Belle International Holdings Ltd. (Retailing)	459,416
100,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	296,427

		1,093,488

Ireland – 2.8%
12,109	Kerry Group PLC Class A (Food, Beverage & Tobacco)	550,515
32,252	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	930,314

		1,480,829

Shares	Description	Value
Common Stocks – (continued)
Italy – 2.1%
54,106	Eni SpA (Energy)	$ 1,115,680

Japan – 17.9%
17,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	840,850
4,300	FANUC Corp. (Capital Goods)	663,870
25,800	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	642,158
25,200	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	791,648
96,000	Kubota Corp. (Capital Goods)	907,613
39,400	LIXIL Group Corp. (Capital Goods)	823,433
102,000	Mitsubishi Electric Corp. (Capital Goods)	808,282
47,000	Mitsubishi Estate Co. Ltd. (Real Estate)	841,800
27,200	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	860,843
36,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,149,433
87,000	Tokyo Gas Co. Ltd. (Utilities)	448,440
11,900	Unicharm Corp. (Household & Personal Products)	655,606

		9,433,976

Netherlands – 2.6%
86	Royal Dutch Shell PLC Class A (Energy)	2,922
7,437	Royal Dutch Shell PLC Class B (Energy)	261,617
25,654	Unilever NV CVA (Food, Beverage & Tobacco)	890,651
8,404	Ziggo NV (Telecommunication Services)*	242,997

		1,398,187

Russia – 1.1%
16,030	Globaltrans Investment PLC GDR (Transportation)	302,178
4,636	OAO Lukoil ADR (Energy)	260,639

		562,817

South Korea – 2.2%
10,090	Kia Motors Corp. (Automobiles & Components)	691,677
415	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	477,051

		1,168,728

Sweden – 2.7%
25,648	Scania AB Class B (Capital Goods)	440,953
103,578	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	961,808

		1,402,761

Switzerland – 10.7%
13,356	Aryzta AG (Food, Beverage & Tobacco)*	662,966

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
11,030	Julius Baer Group Ltd. (Diversified Financials)*	$ 393,989
34,876	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,047,886
3,656	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	647,389
3,313	Sulzer AG (Registered) (Capital Goods)	427,292
104,428	UBS AG (Registered) (Diversified Financials)*	1,098,585
10,062	Wolseley PLC (Capital Goods)	361,895

		5,640,002

United Kingdom – 22.2%
71,828	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	455,262
29,898	Admiral Group PLC (Insurance)	511,044
19,073	ASOS PLC (Retailing)*	540,221
45,736	BG Group PLC (Energy)	900,326
192,200	BP PLC (Energy)	1,276,195
176,893	HSBC Holdings PLC (Banks)	1,477,784
24,837	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	963,794
51,488	Inmarsat PLC (Telecommunication Services)	395,918
143,895	Reed Elsevier PLC (Media)	1,211,244
25,610	Rio Tinto PLC (Materials)	1,179,389
109,385	Royal Bank of Scotland Group PLC (Banks)*	366,642
12,161	Spirax-Sarco Engineering PLC (Capital Goods)	373,567
23,594	Tullow Oil PLC (Energy)	474,895
19,480	Victrex PLC (Materials)	386,641
425,113	Vodafone Group PLC (Telecommunication Services)	1,216,646

		11,729,568

TOTAL COMMON STOCKS		$48,024,171

Exchange Traded Funds – 5.9%
Australia – 3.8%
86,004	iShares MSCI Australia Index Fund	$ 1,993,573

Japan – 2.1%
124,973	iShares MSCI Japan Index Fund	1,123,507

TOTAL EXCHANGE TRADED FUNDS		$ 3,117,080

TOTAL INVESTMENTS – 96.9%		$51,141,251

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		1,632,532

NET ASSETS – 100.0%		$52,773,783

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	16	September 2012	$458,299	$(2,592)

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$50,337,012

Gross unrealized gain	5,049,876
Gross unrealized loss	(4,245,637)

Net unrealized security gain	$804,239

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International’s (“GSAMI”) assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2012:

CONCENTRATED INTERNATIONAL EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$—	$122,355,930	(a)	$—

INTERNATIONAL SMALL CAP
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$7,891,605	$52,812,928	(a)	$—

Derivative Type
Assets(b)
Futures Contracts	$43,795	$—		$—

STRATEGIC INTERNATIONAL EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$3,583,362	$47,557,889	(a)	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(2,592)	$—		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Derivatives — The following table sets forth, by certain risk types, the gross value of derivative contracts as of July 31, 2012. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets(a)	Liabilities(a)
International Small Cap	Equity	$43,795	$—
Strategic International Equity	Equity	—	(2,592)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported above.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Issuer Concentration Risk — The Concentrated International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 28, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date September 28, 2012

*	Print the name and title of each signing officer under his or her signature.